Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16:- RELATED PARTY TRANSACTIONS

a.	Related party transactions:

1.	As of December 31, 2020, the Company held loans from its current shareholders, Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, another director of the Company, which do not bear interest or stated maturity date in the amount of $1,088,703. On May 9, 2021, the Company entered into a loan facility agreement (the “Loan Facility Agreement”), effective as of January 1, 2021, with Mr. Bar and Mr. Gottlieb.

As part of the Agreement, the amount to be paid to Mr. Bar is approximately NIS 2,459,959 (approximately $770,879) and to Mr. Gottlieb, is approximately NIS 1,020,347 (approximately $317,371). The Loan Facility Agreement, bears no interest and shall be due and payable in 24 equal monthly payments, commencing on the second anniversary following completion of an initial public offering. Pursuant to the Loan Facility Agreement, if an initial public offering is not completed by December 31, 2021, then the outstanding amount shall be repaid pursuant to the available free cash of the Company, taking into account expected expenditures in the three months following partial or full payment, and in any event not prior to December 31, 2022. The Company also agreed to reimburse Mr. Bar and Mr. Gottlieb for any costs and expenses incurred in connection with the enforcement of the Loan Facility Agreement, if required. The agreement was accounted for as a modification with no change to the book value of the loan. As of December 31, 2023 the outstanding amount under the Loan Facility Agreement is $1,088,250.

On March 2, 2023, the Company entered into an amendment (the “Amendment”) to the Loan Facility Agreement, pursuant to which the Company (i) amended the repayment terms set in the Loan Facility Agreement to provide that the amounts outstanding under the Loan Facility Agreement shall be due and payable in 24 equal monthly payments, commencing on February 4, 2024, subject to availability of available free cash (as defined in the Amendment) of the Company and (ii) clarified the total amount due to Mr. Gottlieb under the Loan Agreement is NIS 1,020,347 (approximately $317,371). Pursuant to the Amendment, the total outstanding amount under the Loan Facility Agreement after giving effect to the Amendment was NIS 3,480,306 (approximately $1,088,250). The agreement was accounted for as a modification with no change to the book value of the loan.

2.	On July 31, 2023, the Company entered into a service agreement (the “Service Agreement”) with Parazero Technologies Ltd. (“Parazero”), pursuant to which the Company will provide to Parazero certain business development services. In consideration for the services provided by the Company, Parazero shall pay the Company $10,000 per month plus value added tax (VAT). In addition, Parazero shall pay the Company commissions, in accordance with the terms of the Service Agreement.

In addition, in July 2023, the Company purchased 50,000 ordinary shares of Parazero (the “Investment”), at a price of $4.00 per share, for an aggregate purchase price of $200,000, in Parazero’s initial public offering. The Company subsequently sold the ordinary shares they purchased in the open market for an aggregate consideration of $108,857. As of September 29, 2023, the Company does not hold any shares of Parazero. The Company recorded $91,143 financial expenses for the year ended December 31, 2023, from the remeasurement of the Investment.

The Company determined that the Service Agreement and the purchase of shares is a related party transaction, as the chairman of the board of directors of the Company also serves as the Chairman of the board of directors of Parazero. The Company analyzed the terms of the Service Agreement and concluded that the terms represent a transaction conducted at arm’s length.

3.	On March 3, 2021, the Company entered into a service agreement with a relative of the Company’s CEO and director (the “Service Provider”), pursuant to which the Service Provider will provide mechanical design services as requested by the Company in exchange for hourly compensation of NIS195 (approximately $54). Effective February 2022, the hourly rate under the agreement was increased to NIS350 (approximately $97). The amended terms of the Service Provider’s agreement were approved on March 14, 2024, by the Audit Committee and on March 20, 2024 by the Board, and will be presented to the Company’s shareholders for approval and ratification at the Company’s 2024 annual general meeting of shareholders.

4.	Related party transactions:

	Year ended December 31,
	2023	2022	2021

Share-based compensation expenses to Board members	$4,926	$30,684	$-

Management and consulting fees to Board members	$133,681	$258,397	$-

Cost of revenues*)	$29,110	$-	$1,501

Business development services income	$50,000	$-	$-

Development services	$191,170	$121,721	$29,046

*)	Related to cost of products purchased from one on the Mr. Gottlieb’s companies.

b.	Related party balances:

	December 31,
	2023	2022

Short-term liabilities due to a related party	$498,781	$-

Long-term loans from related party	$589,468	$1,088,250